QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2017

ITEM 1. SCHEDULE OF INVESTMENTS for REMS Real Estate Value-Opportunity Fund; REMS Real Estate Income 50/50 Fund; REMS International Real Estate Value-Opportunity Fund (collectively, the “REMS Funds”)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 84.66%

DIVERSIFIED/OTHER - 28.99%
Colony Northstar Inc., Class A	772,000	$9,696,320
Crown Castle International Corp.	80,300	8,028,394
I Star Financial Inc.	1,021,602	12,054,904
JBG SMITH Properties	207,600	7,101,996
Kennedy Wilson Holdings Inc.	534,600	9,916,830
VEREIT, Inc.	1,168,900	9,690,181

		56,488,625

HEALTHCARE - 7.80%
Brookdale Senior Living Inc.	638,600	6,769,160
HCP Inc.	302,900	8,429,707

		15,198,867

HOTEL - 7.48%
Hersha Hospitality Trust	364,300	6,801,481
RLJ Lodging Trust	353,737	7,782,214

		14,583,695

MULTI-FAMILY - 10.45%
American Homes 4 Rent	105,900	2,299,089
Five Point Holdings LLC Class A	520,300	7,096,892
Rayonier, Inc.	135,400	3,911,706
William Lyon Homes - Class A	306,717	7,051,424

		20,359,111

OFFICE/INDUSTRIAL - 21.46%
Brandwine Realty Trust	499,300	8,732,757
City Office REIT, Inc.	143,939	1,982,040
Cousins Property	826,800	7,722,312
Empire State Realty Trust Inc “A”	332,600	6,831,604
Liberty Property Trust	189,700	7,789,082
New York REIT, Inc.	1,115,400	8,755,890

		41,813,685

RETAIL - 8.48%
Brixmor Property Group, Inc.	310,400	5,835,520
Kite Realty Group Trust	218,200	4,418,550
Washington Prime Group	753,300	6,274,989

		16,529,059

TOTAL COMMON STOCKS		164,973,042

PREFERRED STOCK - 13.89%

DIVERSIFIED/OTHER - 3.49%
Farmland Partners Inc., Series B, 5.500%	95,300	2,579,771
ISTAR Financial Inc, Series I, 7.500%	168,494	4,229,199

		6,808,970

HOTEL - 2.32%
RLJ Lodging Trust, Series A, 1.950%	162,698	4,526,258

MORTGAGE REIT - 6.57%
Colony Northstar Inc., Series H, 7.125%	174,018	4,468,782
Resource Capital Corp., Series B, 8.250%	339,200	8,327,360

		12,796,142

RETAIL - 1.51%
CBL & Associates Properties, Inc., Series D, 7.375%	120,564	2,946,584

TOTAL PREFERRED STOCKS		27,077,954

TOTAL LONG POSITIONS - 98.55%		192,050,996

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (unaudited)

	Shares	Fair Value

MONEY MARKET - 7.38%
Money Market Fiduciary, 0.00274%*	14,391,428	$14,391,428

NET INVESTMENTS IN SECURITIES - 105.94%		206,442,424
Liabilities in excess of other assets - (5.94)%		(11,566,538)

NET ASSETS - 100.00%		$194,875,886

SECURITIES SOLD SHORT

COMMON STOCK - (6.77)%

MULTI-FAMILY - (0.30)%
Mid-America Apartment Communites, Inc.	5,400	(577,152)

EXCHANGE TRADED FUNDS - (6.48)%
SPDR S&P Retail ETF	64,200	(2,681,634)
Vanguard REIT ETF	60,000	(4,985,400)
Real Estate Select Sector SPDR Fund	153,700	(4,955,288)

		(12,622,322)

TOTAL COMMON STOCKS SOLD SHORT		$(13,199,474)

* Effective 7 day yield as of September 30, 2017.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$164,973,042	-	-	$164,973,042
Preferred Stocks	27,077,954	-	-	27,077,954
Money Market	14,391,428	-	-	14,391,428

	$206,442,424	-	-	$206,442,424

Sold Short	(13,199,474)	-	-	$(13,199,474)

	$(13,199,474)	-	-	$(13,199,474)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2017.

At September 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $177,201,813 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,890,048
Gross unrealized depreciation	(11,040,865)

Net unrealized appreciation	$14,849,183

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 45.31%

DIVERSIFIED/OTHER - 12.53%
Colony Norlthstar, Inc.	291,400	$3,659,984
Crown Castle International Corp.	24,100	2,409,518
Vereit, Inc.	489,900	4,061,271

		10,130,773

HEALTHCARE - 3.35%
HCP, Inc.	97,300	2,707,859

HOTEL - 5.70%
Hersha Hospitality Trust	158,546	2,960,054
Host Hotels & Resorts Inc.	89,100	1,647,459

		4,607,513

MULTI-FAMILY - 3.31%
CatchMark Timber Trust Inc.	212,200	2,675,842

OFFICE/INDUSTRIAL - 10.80%
Brandywine Realty Trust	168,600	2,948,814
City Office REIT Inc.	186,593	2,569,386
Liberty Property Trust	78,300	3,214,998

		8,733,198

RETAIL - 9.63%
Brixmor Property Group, Inc.	99,900	1,878,120
Kite Realty Group	104,800	2,122,200
Ramco-Gerhenson Properties Trust	88,900	1,156,589
Washington Prime Group	316,100	2,633,113

		7,790,022

TOTAL COMMON STOCKS - 45.31%		36,645,207

PREFERRED STOCK - 47.30%

CONVERTIBLE PREFERRED - 3.20%
Ramco-Gershenson Properties Trust, Series D, 7.250%	18,000	974,160
RLJ Lodging Trust, Series A, 1.950%	58,000	1,613,560

		2,587,720

DIVERSIFIED/OTHER - 10.72%
Colony Northstar, Inc., Series G, 7.500%	31,000	799,800
Digital Realty Trust Inc., Series C, 6.625%	17,500	494,025
Digital Realty Trust Inc., Series G, 5.875%	40,700	1,024,012
Farmland Partners Inc., Series B, 6.000%	30,400	822,928
ISTAR Financial Inc, Series D, 8.000%	41,500	1,049,950
ISTAR Financial Inc., Series I, 7.500%	46,700	1,172,170
Public Storage, Series A, 5.875%	30,200	808,152
Vereit, Inc., Series F, 6.7000%	45,800	1,178,434
Vornado Realty Trust, Series L, 5.400%	51,900	1,318,260

		8,667,731

HEALTHCARE - 1.55%
Sabra Health Care Reit, Inc., Series A, 7.125%	48,800	1,251,720

HOTEL - 3.69%
Hersha Hospitality Trust, Series C, 6.875%	31,800	798,180
Hersha Hospitality Trust, Series D, 6.500%	20,000	511,600
LaSalle Hotel Properties, Series I, 6.375%	39,400	1,008,640
Sunstone Hotel Investors, Series F, 6.450%	26,130	668,667

		2,987,087

INDUSTRIAL - 4.87%
Monmouth Real Estate Investment Corp., Series C, 6.125%	31,500	793,170
PS Business Parks, Inc., Series T, 6.000%	44,600	1,121,690
PS Business Parks, Inc., Series U, 5.750%	18,900	475,524
PS Business Parks, Inc., Series X, 5.250%	9,400	237,444
Rexford Industrial Realty, Series A, 5.875%	51,200	1,308,160

		3,935,988

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (unaudited)

	Shares	Fair Value

MORTGAGE REIT - 3.28%
Annaly Capital Management, Series C, 7.625%	34,200	$862,524
Annaly Capital Management, Series D, 7.500%	18,300	464,271
Resource Capital Corp., Series B, 8.250%	53,919	1,323,711

		2,650,506

MULTI-FAMILY - 4.72%
American Homes 4 Rent, Series D, 6.500%	32,600	899,760
American Homes 4 Rent, Series E, 6.350%	17,000	451,860
Investors Real Estate Estate Trust, Series C, 6.625%	30,400	747,840
Sun Communities Inc., Series A, 7.125%	33,000	833,250
UMH Properties, Inc., Series B, 8.000%	31,900	882,354

		3,815,064

OFFICE - 3.22%
Boston Properties, Inc., Series B, 5.250%	31,700	789,964
City Office REIT, Series A, 6.625%	40,000	1,039,200
SL Green Realty Corp., Series I, 6.500%	30,800	779,240

		2,608,404

RETAIL - 12.06%
CBL & Associates Properties, Inc., Series D, 7.375%	39,400	962,936
CBL & Associates Properties, Inc., Series E, 6.625%	20,100	493,857
Developers Diversified Realty Corp., Series J, 6.500%	18,415	461,480
Developers Diversified Realty Corp., Series K, 6.250%	33,140	838,442
EPR Properties, Series F, 6.625%	31,100	792,739
General Growth Properties, Inc., Series A, 6.375%	31,400	806,352
Penn Real Estate Investment, Series C, 7.200%	31,700	823,883
Saul Centers, Inc., Series C, 6.875%	32,100	824,007
Taubman Centers Inc., Series K, 6.250%	44,500	1,115,615
Urstadt Biddle Properties, Inc., Series F, 7.125%	47,750	1,211,417
Washington Prime Group, Series I, 6.875%	56,800	1,424,544

		9,755,272

TOTAL PREFERRED STOCKS - 47.30%		38,259,492

TOTAL LONG POSITIONS - 92.61%		74,904,699

MONEY MARKET - 7.47%
Money Market Fiduciary 0.00274%*	6,043,796	6,043,796

NET INVESTMENTS IN SECURITIES - 100.08%		80,948,495
Liabilities in excess of other assets - (0.08)%		(66,352)

NET ASSETS -100%		$80,882,143

* Effective 7 day yield as of September 30, 2017.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$36,645,207	-	-	$36,645,207
Preferred Stocks	38,259,492			38,259,492
Money Market	6,043,796	-	-	6,043,796

	$80,948,495	-	-	$80,948,495

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2017.

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (unaudited)

At September 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $76,153,058 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,754,524
Gross unrealized depreciation	(1,959,087)

Net unrealized appreciation	$4,795,437

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017
(unaudited)

Security Description

	Shares	Fair Value

COMMON STOCK - 81.49%
Diversified - 17.58%
ICHIGO Inc.	707,700	$2,421,368
Land Securities Group PLC	165,000	2,149,002
Swire Properties Ltd.	692,700	2,349,909
Wharf Holdings Ltd.	259,700	2,313,882

		9,234,161

Hotel - 9.04%
Belmond Ltd.	170,900	2,332,785
Hispania Activos Inmobiliarios SOCIMI SA	134,000	2,415,199

		4,747,984

Media - 0.01%
I-Cable Communications Limited	72,018	2,351

Multi-Family/Housing - 17.90%
BUWOG AG	77,504	2,323,013
Gateway Lifestyle Holdings Pty Ltd.	1,530,200	2,352,492
Irish Residential Properties	1,404,600	2,448,629
Vonovia SE	53,498	2,276,242

		9,400,376

Office/Industrial - 23.72%
Axiare Patrimonio SOCIMI, S.A.	87,700	1,792,144
CA Immobilien Anlagen AG	77,379	2,222,326
Corporacion Immobiliaria Vesta SAB	1,637,300	2,339,514
Derwent London Plc	56,400	2,111,505
Global Logistic Properties Limited	318,400	774,582
Hibernia Reit Public Limited Co.	440,000	793,050
Mitsubishi Estate Company	139,400	2,423,782

		12,456,903

Retail - 13.24%
Capital & Regional PLC	3,081,551	2,343,267
Hysan Development Co. Ltd.	487,600	2,293,935
Shopping Centres Australasia Property Group	1,290,100	2,317,302

		6,954,504

TOTAL COMMON STOCK - 81.49%		42,796,279

EXCHANGE TRADES FUNDS - 4.93%

Diversified/Other - 4.93%
SPDR Dow Jones International Real Estate	67,500	2,590,650

MONEY MARKET - 13.44%
Money Market Fiduciary, 0.00274%*	7,057,255	7,057,255

NET INVESTMENTS IN SECURITIES - 99.87%		52,444,184
Other assets, net of liabilities - 0.13%		70,841

NET ASSETS - 100.00%		$52,515,025

* Effective 7 day yield as of September 30, 2017.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017
(unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$42,796,279	-	-	$42,796,279
Exchange Traded Funds	2,590,650			2,590,650
Money Market	7,057,255	-	-	7,057,255

	$52,444,184	-	-	$52,444,184

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2017.

At September 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $49,813,330 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,495,685
Gross unrealized depreciation	(864,831)

Net unrealized appreciation	$2,630,854

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: November 27, 2017

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: November 27, 2017